13. INCOME PER SHARE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
INCOME PER SHARE

13. INCOME PER SHARE

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2012, 2011, and 2010:

	Year Ended September 30,
	2012	2011	2010
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted income per common share	2,076,000	2,092,000	2,107,000

At September 30, 2012 and 2011 and 2010, approximately 73,000, 234,000 and 231,000, respectively, of common stock equivalents were excluded from diluted earnings per share because the option price exceeded the average market price.